Cambria ETF Trust

Dhandho Junoon ETF (JUNE)

Supplement dated April 24, 2017
to the Summary Prospectus dated November 23, 2016 and the Statutory Prospectus and
Statement of Additional Information dated October 12, 2016, each as revised from time to time

Effective immediately, the number of shares (“Shares”) of Dhandho Junoon ETF (the “Fund”) required to form a Creation Unit of the Fund will change from 50,000 to 25,000 Shares.  As a result, any reference in each Prospectus and SAI to the number of Shares required to form a Creation Unit of the Fund is updated accordingly.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CIM-SU-001-0100